SEGMENT REPORTING - Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	¥ 4,132,784	$ 582,090	¥ 3,862,975
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	¥ 4,132,784	$ 582,090	¥ 3,862,975